Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rate Used in Consolidated Financial Statements	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Schedule of Currency Exchange Rate Used in Consolidated Financial Statements [Abstract]
RM to USD at the end of the period	4.6679	4.4075	4.4025
RM to USD Average rate	4.4863	4.2867	4.3983